Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥) shares	Retained Earnings [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Non-controlling Interests [Member] CNY (¥)
Balance at Dec. 31, 2021	¥ 10,585,597		¥ 277	¥ 7,214,698	¥ (1,595,339)	¥ 4,677,635	¥ 149,368	¥ 138,958
Balance, Shares at Dec. 31, 2021 | shares			423,507,276
Balance, Shares at Dec. 31, 2021 | shares					(28,306,392)
Net income (loss)	1,480,009					1,484,283		(4,274)
Repurchase of shares	(395,846)				¥ (395,846)
Repurchase of shares,Share | shares					(23,978,072)
Share-based compensation	376,513			372,696				3,817
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 153		¥ 4	149
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	5,748,524	5,748,524	5,748,524
Cash Dividends	¥ (840,997)					(840,997)
Foreign currency translation adjustment	(274,791)						(289,621)	14,830
Balance, Shares at Dec. 31, 2022 | shares					(52,284,464)
Balance at Dec. 31, 2022	10,930,638		¥ 281	7,587,543	¥ (1,991,185)	5,320,921	(140,253)	153,331
Balance, Shares at Dec. 31, 2022 | shares			429,255,800
Net income (loss)	1,951,695					1,957,581		(5,886)
Repurchase of shares	(212,195)				¥ (212,195)
Repurchase of shares,Share | shares					(8,354,042)
Share-based compensation	253,680			252,350				1,330
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 610		¥ 5	605
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	6,467,898	6,467,898	6,467,898
Acquisition of non-controlling interests				(26,823)				26,823
Cash Dividends	¥ (958,052)					(958,052)
Foreign currency translation adjustment	20,414						14,171	6,243
Balance, Shares at Dec. 31, 2023 | shares					(60,638,506)
Balance at Dec. 31, 2023	11,986,790		¥ 286	7,813,675	¥ (2,203,380)	6,320,450	(126,082)	181,841
Balance, Shares at Dec. 31, 2023 | shares			435,723,698
Net income (loss)	1,039,573	$ 142,420				1,039,573
Repurchase of shares	(1,197,439)				¥ (1,197,439)
Repurchase of shares,Share | shares					(51,386,354)
Share-based compensation	187,797			187,478				319
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units	¥ 6		¥ 3	3
Issuance of ordinary shares in connection with exercise of options and vesting of restricted share units, shares | shares	4,486,870	4,486,870	4,486,870
Cancellation of shares repurchased			¥ (79)	(3,075,514)	¥ 3,075,593
Cancellation of shares repurchased, shares | shares			(99,243,960)		99,243,960
Cash Dividends	¥ (716,302)					(716,302)
Foreign currency translation adjustment	132,248	$ 18,118					127,137	5,111
Balance, Shares at Dec. 31, 2024 | shares					(12,780,900)
Balance at Dec. 31, 2024	¥ 11,432,673	$ 1,566,270	¥ 210	¥ 4,925,642	¥ (325,226)	¥ 6,643,721	¥ 1,055	¥ 187,271
Balance, Shares at Dec. 31, 2024 | shares			340,966,608